Credit Facilities, Long-Term Debt and Lease Liabilities - Amounts Outstanding (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Oct. 22, 2020 AUD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Aug. 02, 2018 CAD ($)	Jul. 20, 2018
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,361			$ 3,212
Interest rate			4.07%				4.509%
Less: current portion of long-term debt	(97)			(494)
Less: current portion of lease liabilities	(8)			(19)
Total current long-term debt and lease liabilities	(105)			(513)
Credit facilities, long-term debt, and finance lease obligations	3,256			2,699
All Borrowings Except Finance Lease Obligations
Disclosure of detailed information about borrowings [line items]
Carrying value	3,227			3,070
Notional amount	3,264			3,104
Credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying value	114			220
Notional amount	114			220
Debentures
Disclosure of detailed information about borrowings [line items]
Carrying value	249			647		$ 400
Notional amount	251			651
Interest rate						6.40%	6.40%
Senior notes
Disclosure of detailed information about borrowings [line items]
Carrying value	886			905
Notional amount	894			914
Senior notes | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 700			$ 700
Non-recourse
Disclosure of detailed information about borrowings [line items]
Carrying value	1,837			1,144
Notional amount	1,858			1,157
Other
Disclosure of detailed information about borrowings [line items]
Carrying value	141			154
Notional amount	147			162
Other | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 110			$ 117
Finance lease obligation
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 134			$ 142
Senior Secured Note Maturing June 2042
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 800
Interest rate			4.07%
Weighted average | Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%	2.70%		3.50%	3.50%
Weighted average | Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	7.10%	7.10%		5.80%	5.80%
Weighted average | Senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%	5.40%		5.40%	5.40%
Weighted average | Non-recourse
Disclosure of detailed information about borrowings [line items]
Interest rate	4.10%	4.10%		4.30%	4.30%
Weighted average | Other
Disclosure of detailed information about borrowings [line items]
Interest rate	7.10%	7.10%		7.10%	7.10%